OPERATING LEASES (Tables)	12 Months Ended
Jul. 31, 2021
Leases [Abstract]
Schedule of Revenues By Lease And Non-lease Components

The following table disaggregates the Company’s revenues by lease and non-lease components:

	Years Ended July 31,
	2021	2020
Base rent - fixed	$18,355,925	$17,392,398
Reimbursements of common area costs	751,618	781,119
Non-lease components (real estate taxes)	1,105,336	1,358,329
Rental income	$20,212,879	$19,531,846

Schedule of Rental Income

Rental income for each of the fiscal years 2021 and 2020 is as follows:

	Years Ended July 31,
	2021	2020
Minimum rentals
Company owned property	$11,798,456	$10,940,491
Leased property	6,557,469	6,451,907
	18,355,925	17,392,398
Contingent rentals
Company owned property	1,237,614	1,454,827
Leased property	619,340	684,621
	1,856,954	2,139,448
Total	$20,212,879	$19,531,846

Schedule of Future Minimum Non-cancelable Rental Income

Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

	Company
	Owned	Leased
Year Ended July 31,	Property	Property	Total
2022	$11,118,307	$4,934,146	$16,052,453
2023	9,790,555	3,252,460	13,043,015
2024	7,779,932	2,968,843	10,748,775
2025	7,411,636	2,583,441	9,995,077
2026	6,562,590	2,448,958	9,011,548
After 2026	33,453,204	7,336,769	40,789,973
Total	$76,116,224	$23,524,617	$99,640,841

Schedule of Effect On Operating Lease Right-of-use Assets, Liabilities And Rent Expense

Effective April 1, 2020, four of the Company’s property leases were extended. The effect of these lease extensions on the measurement of operating lease right-of-use assets, liabilities and rent expense follows:

	Operating	Operating	Monthly
	Lease Right-	Lease	Rent
	of-Use-Asset	Liability	Expense
Upon initial adoption, August 1, 2019	$27,104,937	$17,863,507	$249,955
After various lease extensions through April 30, 2020	$37,698,819	$29,326,365	$277,570

Schedule of Sublease Income, Net

Operating lease costs for leased real property was exceeded by sublease rental income from the Company’s real estate operations as follows:

	Years Ended July 31,
	2021	2020
Sublease income	$7,176,809	$7,136,528
Operating lease cost	(4,767,660)	(4,517,273)
Excess of sublease income over lease cost	$2,409,149	$2,619,255

Schedule of Additional Information Related To Leases

As of July 31, 2021, our operating leases had a weighted average remaining lease term of 17.37 years and a weighted average discount rate of 2.87%.

	Years Ended July 31,
	2021	2020
Other information:
Operating cash flows from operating leases	$2,024,246	$1,931,545

Schedule of Annual Undiscounted Cash Flows Of The Operating Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of July 31, 2021:

Operating
Year ended July 31	Leases
2022	$2,116,363
2023	2,132,944
2024	2,150,128
2025	2,167,284
2026	2,223,672
Thereafter	25,327,631
Total undiscounted cash flows	36,118,022
Less: present value discount	(8,277,092)
Total Lease Liabilities	$27,840,930